Equity and Stock-Based Compensation (Stock options) - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Percentages of maximum number of stock options outstanding	10.00%
Stock-based compensation cost	$ 0	$ 94,801	$ 859,613
Aggregate intrinsic value	$ 0		$ 243,875	$ 75,000